OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Operating Lease Liabilities And Right Of Use Assets
SCHEDULE OF OPERATING LEASE LIABILITIES

Operating lease liabilities consist of:

	As of
	June 30,	December 31,
	2026	2025
Current portion	$1,451,725	$1,233,892
Long term portion	200,306	410,572
Total operating lease liabilities	$1,652,031	$1,644,464

SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS

The following summarizes total future minimum operating lease payments at June 30, 2026:

Twelve months period ended June 30,
2027	$1,474,802
2028	156,848
2029	51,480
Total minimum lease payments	1,683,130
Less: present value discount	(31,099)
Present value of minimum lease payments	1,652,031